Investment Risks	Dec. 31, 2023
Virtus Newfleet Multi-Sector Intermediate Bond Series | Virtus Newfleet Multi-Sector Intermediate Bond Series | Mutual Fund Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	> Mutual Fund Investing Risk: The Series’ performance may be adversely affected by the assets owned by the other mutual funds in which it invests, and the layering of expenses associated with the Series’ investment in other funds may cost shareholders more than direct investments would have cost.
Virtus Newfleet Multi-Sector Intermediate Bond Series | Virtus Newfleet Multi-Sector Intermediate Bond Series | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	> Affiliated Fund Risk: The Series’ subadviser may select and substitute affiliated and/or unaffiliated mutual funds, which may create a conflict of interest.
VIRTUS TACTICAL ALLOCATION SERIES | VIRTUS TACTICAL ALLOCATION SERIES | Mutual Fund Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	> Mutual Fund Investing Risk: The Series’ performance may be adversely affected by the assets owned by the other mutual funds in which it invests, and the layering of expenses associated with the Series’ investment in other funds may cost shareholders more than direct investments would have cost.
VIRTUS TACTICAL ALLOCATION SERIES | VIRTUS TACTICAL ALLOCATION SERIES | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	> Affiliated Fund Risk: The Series’ subadviser may select and substitute affiliated and/or unaffiliated mutual funds, which may create a conflict of interest.